Roll-Forward of Unrecognized Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Contingency [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 1,691	¥ 1,454	¥ 2,160
Gross amount of increases (decreases) related to positions taken during prior years	(37)	(6)	(471)
Gross amount of increases related to positions taken during the current year	346	100	29
Amount of decreases related to settlements	(652)		(559)
Foreign exchange translation	284	143	295
Total unrecognized tax benefits at end of fiscal year	¥ 1,632	¥ 1,691	¥ 1,454